UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21466

HYPERION COLLATERALIZED SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)

CLIFFORD E. LAI, PRESIDENT
HYPERION COLLATERALIZED SECURITIES FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: July 31

Date of reporting period: January 31, 2005

Item 1. Reports to Shareholders.

HYPERION
COLLATERALIZED
SECURITIES FUND,
INC.
Semi-Annual Report
January 31, 2005

________________________________________________________________________________
HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition

The chart that follows shows the allocation of the Fund’s holdings by asset category as of January 31, 2005.

HYPERION COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments as of January 31, 2005*

* As a percentage of total investments.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES – 131.6%
Aegis Asset Backed Securities Trust

Series 2004-3N, Class N*	5.25%		09/25/34	$2,977		$2,968,833
Aerco Ltd.

Series 1X, Class A2.	2.80	†	07/15/23	7,236	@	7,181,609

Series 2A, Class A3.	2.94	†	07/15/25	17,745	@	13,219,839

						20,401,448

Aircraft Finance Trust

Series 1999-1A, Class A1(a)	2.96	†	05/15/24	6,250	@	4,312,500
Airplanes Pass Through Trust

Series 1R, Class AB	2.86	†	03/15/19	27,311	@	24,579,949
Ameriquest Finance NIM Trust

Series 2004-RN5, Class A*	5.19		06/25/34	4,350		4,334,747
Amortizing Residential Collateral Trust

Series 2002-BC8, Class M3(a)	4.53	†	11/25/32	11,000		11,014,597

Series 2002-BC5, Class B(a)	4.78	†	07/25/32	7,704		7,648,077

Series 2002-BC9, Class B(a)	5.03	†	12/25/32	2,238		2,217,858

Series 2002-BC10, Class M3(a)	5.78	†	01/25/33	1,507		1,523,417

						22,403,949

AQ Finance NIM Trust

Series 2002-N4A, Class Note*	10.33		09/25/32	356		355,629
Argent NIM Trust

Series 2004-WN3, Class A*	5.93		03/25/34	4,031		4,031,331

Series 2004-WN2, Class B*	6.75		04/25/34	1,350		1,342,406

Series 2004-WN10, Class B*	7.39		11/25/34	2,000		2,000,000

						7,373,737

Argent Securities, Inc.

Series 2004-W3, Class M5*(a)	4.83	†	02/25/34	3,650		3,179,657
Asset Backed Funding Certificates

Series 2004-OPT4, Class M2(a)	3.71	†	12/25/33	5,000	@	5,007,865

Series 2004-FF1, Class M4(a)	4.43	†	06/25/34	3,000		3,048,864

Series 2004-OPT2, Class B(a)	6.03	†	10/25/31	2,404		2,274,174

Series 2004-OPT4, Class M6(a)	6.03	†	11/25/32	1,950		2,003,996

Series 2004-FF1, Class M6(a)	6.03	†	12/25/32	2,200		2,010,155

Series 2004-FF1, Class M7(a)	6.03	†	07/25/32	3,000		2,570,814

						16,915,868

Asset Backed Securities Corp. Home Equity

Series 2005-HE1, Class M1(a)	3.09	†	03/25/35	5,000		5,000,000
Aviation Capital Group Trust

Series 2000-1A, Class A1*	2.96	†	11/15/25	8,500	@	6,375,000
Bayview Commercial Asset Trust

Series 2004-3, Class B2*(a)	5.88	†	01/25/35	3,475		3,524,041
Bella Vista Mortgage Trust

Series 2005-1, Class B1(a)	3.06	†	01/22/45	9,150		9,150,000
Centex Home Equity

Series 2004-C, Class M5(a)	3.68	†	06/25/34	7,650	@	7,649,648

Series 2004-A, Class M5	4.28	†	01/25/34	3,000		3,018,561

Series 2004-C, Class M7(a)	4.48	†	06/25/34	4,000		3,999,808

						14,668,017

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Conseco Financial Securitizations Co.

Series 2002-1, Class M1A	4.44	%†	12/01/33	$16,500		$12,375,000
Countrywide Asset-Backed Certificates

Series 2004-6, Class M7(a)	4.53	†	06/25/34	6,000	@	5,999,706
Countrywide Home Loans

Series 2004-29, Class 1A2(a)	2.98	†	02/25/35	6,325		6,331,334

Series 2004-29, Class 1B1(a)	3.38	†	02/25/35	5,093		5,093,479

Series 2005-7, Class IB2(a)	4.05	†	03/25/35	1,239		1,239,000

						12,663,813

Equifirst Mortgage Loan Trust

Series 2004-1, Class B1(a)	6.03	†	01/25/34	1,790		1,566,955
Equity One ABS, Inc.

Series 2004-1, Class B2	4.78	†	04/25/34	3,750		3,749,989
Fieldstone Mortgage Investment Corp.

Series 2004-4, Class M2(a)	3.58	†	10/25/35	12,660	@	12,826,454

Series 2004-2, Class M2(a)	3.68	†	07/25/34	10,000	@	9,999,550

Series 2004-1, Class M4(a)	4.18	†	01/25/35	2,615		2,611,114

						25,437,118

First Franklin Mortgage Loan Trust

Series 2004-FF1, Class B1(a)	4.13	†	11/25/34	5,000	@	5,037,400

Series 2004-FFH3, Class M7(a)	4.33	†	10/25/34	6,000		6,159,006

Series 2003-FFH2, Class M4(a)	4.53	†	02/25/34	2,000		2,025,940

Series 2003-FFH1, Class M3(a)	4.68	†	09/25/33	4,840		4,915,335

Series 2003-FF1, Class M3V(a)	5.03	†	03/25/33	4,000		4,053,864

Series 2004-FF5, Class M7(a)	5.03	†	08/25/34	5,000	@	5,086,870

Series 2004-FF11, Class M8(a)	5.03	†	01/25/35	7,805		7,901,829

Series 2004-FF4, Class B3(a)	5.28	†	06/25/34	1,000		1,030,180

Series 2004-FF5, Class M9(a)	5.53	†	08/25/34	2,750		2,545,906

Series 2004-FF5, Class B*(a)	5.53	†	08/25/34	2,750		2,415,284

Series 2004-FF11, Class M9(a)	5.63	†	01/25/35	8,555		8,258,227

Series 2003-FFH2, Class M6(a)	6.03	†	02/25/34	3,000		3,063,690

Series 2003-FF5, Class M6(a)	6.03	†	03/25/34	5,500		5,597,295

Series 2004-FFH1, Class B*(a)	6.03	†	03/25/34	4,529		4,210,267

Series 2004-FF2, Class B*(a)	6.03	†	03/25/34	3,749		3,530,879

Series 2004-FFH2, Class M9(a)	6.03	†	06/25/34	3,300		3,381,510

Series 2004-FFH2, Class B1*(a)	6.03	†	06/25/34	3,000		2,776,188

Series 2004-FF6, Class B3(a)	6.03	†	07/25/34	2,500		2,567,875

Series 2004-FFH3, Class B1*(a)	6.03	†	10/25/34	7,000		6,442,919

Series 2004-FF8, Class B4*(a)	6.03	†	10/25/34	2,300		1,955,200

Series 2004-FF3, Class B2(a)	6.03	†	05/25/34	5,000		5,125,300

Series 2003-FFH1, Class M6(a)	6.53	†	09/25/33	3,283		3,282,819

						91,363,783

Green Tree Financial Corp.

Series 1998-8, Class M2	7.08		09/01/30	9,000		2,070,000
GSAMP Trust

Series 2003-AHL, Class B1(a)	6.53	†	10/25/33	3,454		3,535,908
Harborview Mortgage Loan Trust

Series 2004-11, Class B2(a)	3.63	†	01/19/35	14,987		15,027,960

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Lehman ABS Manufactured Housing Contract

Series 2002-A, Class A(a)	2.93	%†	08/15/16	$20,780	@	$20,748,369

Series 2002-A, Class M1	3.73	†	06/15/33	3,995	@	3,994,992

						24,743,361

Long Beach Mortgage Loan Trust

Series 2005-1, Class M7(a)	4.00	†	02/25/35	$5,500		$5,570,180

Series 2004-4, Class B*(a)	5.53	†	10/25/34	5,000		4,389,040

Series 2005-1, Class B1*(a)	5.65	†	02/25/35	5,000		4,512,730

Series 2002-5, Class M3(a)	5.78	†	11/25/32	2,500		2,554,910

Series 2004-1, Class B*(a)	6.03	†	02/25/34	5,000		4,582,760

						21,609,620

Master Asset Backed Securities Trust

Series 2002-OPT1, Class M5(a)	6.53	†	11/25/32	4,520		4,585,689
Meritage Mortgage Loan Trust

Series 2004-1, Class M6(a)	4.28	†	07/25/34	2,500		2,533,075

Series 2003-1, Class M6(a)	5.53	†	11/25/33	1,000		1,012,390

Series 2003-1, Class M7(a)	5.53	†	11/25/33	2,980		2,837,955

						6,383,420

Morgan Stanley ABS Capital

Series 2005-1, Class M2(a)	3.03	†	12/25/34	5,000		5,000,000

Series 2004-HE4, Class M2(a)	3.83	†	05/25/34	10,000	@	9,999,530

Series 2003-NC10, Class M2(a)	4.33	†	10/25/33	10,000	@	10,211,580

						25,211,110

Option One Mortgage Loan Trust

Series 2005-1, Class M9(a)	5.44	†	02/25/35	3,000		2,495,772

Series 2005-1, Class M8(a)	5.69	†	02/25/35	2,000		1,815,472

Series 2004-1, Class M7*(a)	6.03	†	01/25/34	4,800		4,384,186

						8,695,430

Park Place Securities NIM Trust

Series 2004-WCW1, Class N*	5.65		09/25/34	3,667		3,675,811
Park Place Securities NIM Trust

Series 2004-WHQ2, Class B*	5.00		02/25/35	3,000		2,938,680

Series 2004-WWF1, Class B*	6.29		01/25/35	7,000		6,999,769

Series 2005-WCH1, Class C*	9.00		02/25/35	1,125		1,093,388

						11,031,837

Popular ABS Mortgage Pass-Through Trust

Series 2005-1, Class B4*(a)	6.06	†	05/25/35	1,250		1,245,801
Porter Square CDO

Series 1A, Class C*	5.62	†	08/15/38	2,000		2,000,000
Renaissance NIM Trust

Series 2004-C, Class N*	4.46		12/25/34	3,061		3,060,501

Series 2004-B, Class N*	5.19		08/26/34	8,355		8,354,970

						11,415,471

Residential Asset Mortgage Products, Inc.

Series 2004-RS1, Class MII4(a)	4.33	†	01/25/34	5,625		5,624,736

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Sail Net Interest Margin Notes

Series 2004-BNCA, Class A*	5.00%		09/27/34	$2,462		$2,457,103

Series 2004-BNCA, Class B*	6.75		09/27/34	4,096		4,061,398

Series 2004-2A, Class B*	8.00		03/27/34	2,000		1,772,500

Series 2004-BN2A, Class B*	7.00	†	12/27/34	995		960,305

						9,251,306

Sharps SP I LLC NIM Trust

Series 2004-FM1N, Class N*	6.16		09/25/33	$885		$883,514
Structured Asset Investment Loan Trust

Series 2004-8, Class M5(a)	3.68	†	09/25/34	10,000	@	10,173,740

Series 2003-BC8, Class M2(a)	4.28	†	08/25/33	5,000	@	5,060,030

Series 2004-8, Class M7(a)	4.38	†	09/25/34	7,750	@	7,931,288

Series 2004-5, Class B(a)	5.03	†	05/25/34	7,514		7,236,553

Series 2004-7, Class B(a)	5.03	†	08/25/34	12,811		11,061,594

Series 2004-8, Class B1(a)	5.03	†	09/25/34	4,803		4,594,550

Series 2004-BNC2, Class M7(a)	5.03	†	12/25/34	3,150		2,833,891

Series 2004-10, Class M7(a)	5.03	†	11/25/34	2,301		2,084,124

Series 2005-1, Class B*(a)	5.03	†	02/25/35	11,000		9,709,260

Series 2003-BC7, Class B(a)	5.53	†	07/25/33	7,563	@	7,534,072

Series 2003-BC8, Class M4(a)	5.53	†	08/25/33	4,000		4,086,520

Series 2003-BC11, Class B(a)	5.53	†	10/25/33	7,700		7,577,362

Series 2004-2, Class B*(a)	5.53	†	03/25/34	3,306		3,017,009

Series 2004-3, Class M6(a)	5.53	†	04/25/34	11,268		10,136,343

						93,036,336

Structured Asset Securities Corp.

Series 2005-WF1, Class M2(a)	3.00	†	02/25/35	6,100		6,100,000

Series 2002-HF1, Class B*(a)	6.68	†	01/25/33	2,284		2,283,984

Series 2004-GEL3, Class M1(a)	3.58	†	08/25/34	8,534	@	8,593,303

Series 2004-GEL2, Class B*(b)	5.50/6.00		05/25/34	2,330		2,004,047

						18,981,334

UCFC Home Equity Loan

Series 1998-D, Class BF1	8.97		04/15/30	37		38,727
Vanderbilt Mortgage Finance

Series 1998-D, Class 2B2(a)	5.15	†	07/07/15	3,760		3,762,256
Washington Mutual

Series 2005-AR1, Class B2(a)	3.43	†	01/25/45	5,000		4,998,485

Series 2005-AR2, Class B10(a)	3.74	†	01/25/45	8,860		7,050,526

						12,049,011

Wells Fargo Home Equity

Series 2004-2N, Class N2*	8.00		10/26/34	8,125		7,718,750

Total Asset-Backed Securities

(Cost – $585,929,391)						591,277,127

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
				Principal
January 31, 2005	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 6.0%

Subordinated Collateralized Mortgage Obligations – 6.0%
Resix Financial Ltd.

Series 2004-B, Class B3*	3.32	%†	02/10/36	$6,213 @	$6,290,904

Series 2004-C, Class B7*	5.92	†	09/10/36	3,883	3,960,419

Series 2004-B, Class B7*	6.42	†	02/10/36	1,766	1,801,334

Series 2004-A, Class B7*	6.67	†	02/10/36	1,703	1,737,069

Series 2003-D, Class B7*	8.17	†	12/10/35	4,714	4,890,411

Series 2003-CB1, Class B7*(a)	8.42	†	06/10/35	2,949	3,066,995

Series 2003-C, Class B7*	8.42	†	09/10/35	4,909	5,093,548

Total Subordinated Collateralized Mortgage Obligations

(Cost – $26,555,359)					26,840,680

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $26,555,359)					26,840,680

Total Investments — 137.6%

(Cost – $612,484,750)					618,117,807

Liabilities in Excess of Other Assets – (37.6)%					(168,778,369)

NET ASSETS – 100.0%					$449,339,438

@	—	Portion of entire principal amount delivered as collateral for reverse repurchase agreements.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security — Interest rate is the rate in effect January 31, 2005.
(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up
CDO	—	Collateralized Debt Obligation

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES, INC.
Statement of Assets and Liabilities  – (Unaudited)
January 31, 2005

Assets:

Investments in securities, at market (cost $612,484,750) (Note 2)	$618,117,807

Receivable for investments sold	9,182,111

Interest receivable	828,139

Cash	653,421

Total assets	628,781,478

Liabilities:

Reverse repurchase agreements (Note 5)	164,936,000

Interest payable for reverse repurchase agreements (Note 5)	170,463

Payable for investments purchased	14,152,321

Investment advisory fee payable (Note 3)	124,861

Administration fee payable (Note 3)	5,653

Directors’ fees payable	3,211

Accrued expenses and other liabilities	49,531

Total liabilities	179,442,040

Net Assets (equivalent to $10.26 per share based on 43,795,626 shares issued and outstanding)	$449,339,438

Composition of Net Assets:

Capital stock, at par value ($.01) (Note 6)	$43,796

Additional paid-in capital (Note 6)	441,297,139

Accumulated distributions in excess of net investment income	1,345,843

Accumulated net realized gain	1,019,603

Net unrealized appreciation	5,633,057

Net assets applicable to capital stock outstanding	$449,339,438

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES, INC.
Statement of Operations  – (Unaudited)
For the Six Months Ended January 31, 2005

Investment Income (Note 2):

Interest	$16,945,315

Expenses:

Investment advisory fee (Note 3)	893,962

Insurance	60,319

Custodian	44,160

Accounting and tax services	17,644

Legal	13,610

Transfer agency	9,075

Directors’ fees	7,562

Reports to shareholders	6,806

Administration fee (Note 3)	5,653

Miscellaneous	1,261

Total operating expenses	1,060,052

Interest expense on reverse repurchase agreements (Note 5)	1,533,775

Total expenses	2,593,827

Less expenses waived (Note 3)	(166,090)

Net expenses	2,427,737

Net investment income	14,517,578

Realized and Unrealized Gain (Loss) on Investments (Notes 2):

Net realized gain on:

Investment transactions	886,379

Net realized gain on investments	886,379

Net change in unrealized appreciation on investments	8,626,016

Net realized and unrealized gain on investments	9,512,395

Net increase in net assets resulting from operations	$24,029,973

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES, INC.
Statement of Changes in Net Assets
January 31, 2005

	For the Six Months
	Ended	For the Period
	January 31, 2005	Ended
	(Unaudited)	July 31, 2004*

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$14,517,578	$7,987,874

Net realized gain on investments	886,379	214,550

Net change in unrealized appreciation/(depreciation) on investments	8,626,016	(2,992,959)

Net increase in net assets resulting from operations	24,029,973	5,209,465

Dividends to Shareholders (Note 2):

Net investment income	(11,929,087)	(9,230,521)

Net realized gains	—	(81,326)

Total Dividends	(11,929,087)	(9,311,847)

Capital Stock Transactions (Note 6):

Net proceeds from sale of shares (42,595,726 shares)	—	429,230,521

Issued to shareholders in reinvestment of distributions (1,191,718 and 8,182 shares respectively)	11,929,087	81,326

Net increase from capital stock transactions	11,929,087	429,311,847

Total increase in net assets	24,029,973	425,209,465

Net Assets:

Beginning of period	425,309,465	100,000

End of period	$449,339,438	$425,309,465

*	Commenced operations on December 17, 2003.

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES, INC.
Statement of Cash Flows  – (Unaudited)
For the Six Months Ended January 31, 2005

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$24,029,973

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:

Purchases of long-term portfolio investments	(327,679,472)

Proceeds from disposition of long-term portfolio investments and principal paydowns	212,717,749

Sales of short-term portfolio investments, net	7,765,572

Increase in interest receivable	(231,674)

Increase in receivable for investments sold	(4,178,090)

Decrease in prepaid expenses and other assets	49,500

Increase in interest payable for reverse repurchase agreements	127,609

Increase in payable for investments purchased	3,122,631

Increase in investment advisory fee payable	82,736

Increase in accrued expenses and other liabilities	418

Net accretion on investments	(3,462,449)

Unrealized depreciation on investments	(8,626,016)

Net realized gain on investment transactions	(886,379)

Net cash used for operating activities	(97,167,892)

Cash flows provided by (used for) financing activities:

Net cash provided by reverse repurchase agreements	98,464,000

Net cash provided by financing activities	98,464,000

Net increase in cash	1,296,108

Cash at beginning of period	(642,687)

Cash at end of period	$653,421

Noncash financing activities not included herein consist of reinvestment of dividends of $11,929,087.

Interest payments for the six months ended January 31, 2005 totaled $1,533,775.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES, INC.
Financial Highlights

	For the
	Six Months
	Ended
	January 31,		For the Period
	2005		Ended
	(Unaudited)		July 31, 2004*

Per Share Operating Performance:

Net asset value, beginning of period	$9.98		$10.00

Net investment income	0.31		0.33	**

Net realized and unrealized gain on investments	0.25		(0.12)

Net increase in net asset value resulting from operations	0.56		0.21

Dividends from net investment income	(0.28)		(0.23)

Dividends from net realized gains	0.00		0.00	+

Total Dividends	(0.28)		(0.23)

Net asset value, end of period	$10.26		$9.98

Total Investment Return	2.81%	(1)	2.10%	(1)

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$449,339		$425,309

Operating expenses	0.49%	(2)	0.56%	(2)

Interest expense	0.70%	(2)	0.20%	(2)

Total expenses	1.19%	(2)	0.76%	(2)

Total expenses including fee waiver and excluding interest expense	0.41%	(2)	0.41%	(2)

Net investment income	6.66%	(2)	5.65%	(2)

Portfolio turnover rate	37%	(1)	14%	(1)

+	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

*	Commenced operations on December 17, 2003.

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

1.     The Fund

Hyperion Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland corporation on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Capital Management, Inc. (the “Advisor”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.     Significant Accounting Policies

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the

HYPERION COLLATERALIZED SECURITIES, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.     Management Agreement and Affiliated Transactions

The Management Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Advisor. The Management Agreement provides that the Fund shall pay to the Advisor a monthly fee for its services which are equal to 0.41% for the Fund’s five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Advisor has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Advisor will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the six months ended January 31, 2005, the Adviser earned $893.962 in investment advisory fees, of which the Adviser has waived $166,090 of its fee.

Under the Management Agreement, the Advisor will also serve as the administrator of the Fund. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee which is included as part of the monthly fee discussed above. The Advisor is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of Hyperion Capital Management, Inc. or its affiliates. Each disinterested director receives an annual fee of $7,000, and an additional $1,500 as chairman of the audit committee. The Advisor is responsible for any fees due to the directors.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2005, were $327,679,472 and $212,717,749 respectively.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at January 31, 2005 was $612,484,750. Net unrealized appreciation was $5,633,057 (gross unrealized appreciation — $8,659,193; gross unrealized depreciation — $3,026,136)

5.     Borrowings

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION COLLATERALIZED SECURITIES, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2005

At January 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$4,551,000	Bank of America., 2.65%, dated 01/13/05, maturity date 02/17/05	$4,562,725

9,066,000	CS First Boston, 2.86%, dated 01/24/05, maturity date 03/21/05	9,106,387

8,957,000	Greenwich Capital, 2.73%, dated 01/07/05, maturity date 02/04/05	8,976,019

4,273,000	Greenwich Capital, 2.86%, dated 01/13/05, maturity date 03/17/05	4,294,386

4,030,000	Greenwich Capital , 2.94%, dated 01/31/05, maturity date 03/17/05	4,044,810

4,375,000	Lehman Brothers, 2.71%, dated 01/13/05, maturity date 03/17/05	4,395,748

5,400,000	Lehman Brothers, 2.71%, dated 01/13/05, maturity date 03/17/05	5,425,610

6,723,000	Lehman Brothers, Inc., 2.96%, dated 01/13/05, maturity date 03/17/05	6,757,825

8,700,000	Lehman Brothers, Inc., 2.71%, dated 01/13/05, maturity date 03/17/05	8,741,260

6,600,000	Lehman Brothers, Inc., 2.77%, dated 01/18/05, maturity date 03/15/05	6,628,439

3,450,000	Lehman Brothers, Inc., 2.65%, dated 01/19/05, maturity date 03/23/05	3,465,999

7,750,000	Lehman Brothers Inc., 2.67%, dated 01/19/05, maturity date 02/23/05	7,786,212

18,975,000	Lehman Brothers Inc., 2.65%, dated 01/19/05, maturity date 02/23/05	19,062,997

6,550,000	Lehman Brothers Inc., 2.99%, dated 01/28/05, maturity date 02/25/05	6,565,232

11,497,000	Merrill Lynch, 2.83%, dated 01/24/05, maturity date 03/21/05	11,547,612

5,535,000	Morgan Stanley, 2.72%, dated 01/18/05, maturity date 03/15/05	5,558,419

9,080,000	Morgan Stanley, Inc., 2.72%, dated 01/25/05, maturity date 03/28/05	9,122,496

6,530,000	Wachovia Capital, 2.59%, dated 12/14/04, maturity date 02/14/05	6,559,086

10,943,000	Wachovia Capital, 2.97%, dated 01/25/05, maturity date 03/28/05	10,998,926

3,000,000	Wachovia Capital, 2.87%, dated 01/25/05, maturity date 03/28/05	3,014,815

15,501,000	Wachovia Capital, 2.87%, dated 01/25/05, maturity date 03/28/05	15,577,551

3,450,000	Wachovia Capital, 2.87%, dated 01/25/05, maturity date 03/28/05	3,467,038

$164,936,000

	Maturity Amount, Including Interest Payable	$165,659,592

	Market Value of Assets Sold Under Agreements	$189,898,302

	Weighted Average Interest Rate	2.78%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2005, was approximately $133,217,793 at a weighted average interest rate of 2.25%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $179,319,458 as of December 23, 2004, which was 29.00% of total assets.

6.     Capital Stock

There are 50 million shares of $0.001 par value common stock authorized. Of the 43,795,626 shares outstanding at January 31, 2005, the Adviser owned 8,860 shares.

7.     Subsequent Events

Acquisition Agreement: On February 11, 2005, all shareholders of HCM Holdings, Inc., the parent company of the Advisor, entered into a stock purchase agreement to sell all of their interests to Branscan Financial (U.S.) Corporation, which is a wholly owned subsidiary of Branscan Corporation. This transaction is expected to close by April 30, 2005, subject to certain conditions. It is expected that the Advisor will continue to provide advisory services to the Fund.

8.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

HYPERION COLLATERALIZED SECURITIES, INC.
Information Concerning Directors and Officers – (Unaudited)

The following tables provide information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Leo M. Walsh, Jr. c/o One Liberty Plaza, New York, New York 10006-1404 Age 71	Director, Chairman of the Audit Committee Elected Since Fund’s Inception*	Director and/or Trustee of several investment companies advised by the Advisor or by its affiliates (1989-Present); Financial Consultant for Medco Health Solutions Inc. (1994-2003).	5

Harald R. Hansen c/o One Liberty Plaza, New York, New York 10006-1404 Age 72	Director, Member of the Audit Committee Elected Since Fund’s Inception*	Chief Executive Officer of First Union National of Georgia in 1987. Chairman in 1989 held position until he retired in 1996. Executive Vice President in charge of the General Banking Group of First National Bank of Georgia. Director of Atlanta Symphony, Midtown Alliance and U.S. Disabled Athletes Fund. Trustee and Vice Chairman of the Board of Oglethorpe University; President of the Board of Trustees of Asheville School and a Trustee of the Tull Foundation. Corporate Boards of Magnet Communication Inc. and Wachovia Corp.	2

Clifford E. Lai c/o One Liberty Plaza, New York, New York 10006-1404 Age 50	Director and Chairman of the Board Elected Since Fund’s Inception*	President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; Co- Chairman (2003-Present) and Board of Managers (1995-Present) Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC); President of several investment companies advised by the Advisor (1995-Present).	5

Robert F. Birch c/o One Liberty Plaza, 36th floor New York, New York 10006-1404 Age 68	Director, Member of the Audit Committee Elected Director since May 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, New America High Income Fund (1992-Present); Director, Brandywine Funds(3) (2001 to Present).	5

Officers of the Fund

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) During Past 5
and Age	Held with Fund	Length of Time Served	Years

John H. Dolan c/o One Liberty Plaza, New York, New York 10006-1404 Age 50	President	Elected Since Fund’s Inception*	Chief Investment Strategist (1998- Present) and Chief Investment Officer (since 2002) of Hyperion Capital Management.

Thomas F. Doodian c/o One Liberty Plaza, New York, New York 10006-1404 Age 45	Treasurer	Elected Since Fund’s Inception*	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1998-Present).

HYPERION COLLATERALIZED SECURITIES, INC.
Information Concerning Directors and Officers – (Unaudited)

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) During Past 5
and Age	Held with Fund	Length of Time Served	Years

Daniel S. Kim* c/o One Liberty Plaza, 165 Broadway, 36th Floor, New York, New York 10006-1404 Age 37	Chief Compliance Officer (“CCO”) & Secretary	CCO Elected since September 2004; and Secretary Elected since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005-Present) of the Advisor; General Counsel and CCO (September 2004-Present), and Secretary (January 2005-Present) of Hyperion GMAC Capital Advisors, LLC; CCO (September 2004-Present), and Secretary (January 2005-Present) of several investment companies advised by the Advisor; Vice President, Asst. General Counsel and CCO (May 2001-August 2004) of Oak Hill Capital Management, Inc.; Asst. General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) at Arkin Kaplan LLP; and Law Student (January 2000-January 2001).

*	Interested person as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because of affiliation with Hyperion Capital Management, Inc., the Fund’s advisor.

Commenced operations on December 17, 2003

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION COLLATERALIZED SECURITIES, INC.
Additional Information

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperioncapital.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Leo M. Walsh, Jr.*
Director

Harald R. Hansen*
Director

Thomas F. Doodian
Treasurer and Assistant Secretary

Daniel S. Kim
Secretary and CCO

* Audit Committee Members

The accompanying financial statements as of January 31, 2005 were not audited and, accordingly, no opinion is expressed on them.
This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Collateralized Securities Fund, Inc.

One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2.   Code of Ethics.

     Not applicable.

Item 3.   Audit Committee Financial Expert.

     Not applicable.

Item 4.   Principal Accountant Fees and Services.

     Not applicable.

Item 5.   Audit Committee of Listed Registrants.

     Not applicable.

Item 6.   Schedule of Investments.

See Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

     Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11.   Controls and Procedures.

     (a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

     (b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)   (1) None.

     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     HYPERION COLLATERALIZED SECURITIES FUND, INC.

By: /s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 8, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 8, 2005

By: /s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 8, 2005